SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2015
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2015	2014	2013

Balance at beginning of year	$2,476	$3,179	$3,602
Increase during the year	1,369	218	808
Amounts collected	(85)	(130)	(235)
Write-off of bad debts	(1,594)	(791)	(996)

Balance at the end of year	$2,166	$2,476	$3,179

Schedule of Financial Expenses, Net
	Year ended December 31,
	2015	2014	2013
Income:
Interest on cash equivalents, bank deposits and restricted cash	$549	$288	$411
Other	-	1,390	-

	549	1,678	411
Expenses:
Interest with respect to short-term bank credit and other	302	240	138
Interest with respect to long-term loans	1,237	1,553	1,854
Exchange rate differences	3,887	2,501	3,269
Bank Charges	2,344	1,221	748
Other	22	-	641

	7,792	5,515	6,650

Total financial expenses, net	$(7,243)	$(3,837)	$(6,239)